Borrowings - Reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of borrowings
Principal borrowings, beginning balance	$ 11,035	$ 11,035	$ 11,389
Principal borrowings and lease liabilities	11,406	11,016
Transaction costs, beginning balance	(41)	(41)	(51)
Lease liabilities recognized on adoption of new accounting standard	373
Correction	(2)
Cash flows		(462)	(352)
Net additions/disposals		92
Transfers to assets held for sale		(26)
Effects of movements in exchange rates		(6)	(12)
Other, principal borrowings		12	10
Other, transaction costs		11	10
Principal borrowings, ending balance		10,640	11,035
Transaction costs, ending balance	(41)	(30)	(41)
Cash outflow for leases		157
Lease liabilities
Reconciliation of borrowings
Principal borrowings, beginning balance	0	0
Principal borrowings and lease liabilities	390	376
Lease liabilities recognized on adoption of new accounting standard	373	371
Transfer on adoption of new accounting standard	19	19
Correction	(2)
Cash flows		(80)
Net additions/disposals		92
Transfers to assets held for sale		(26)
Effects of movements in exchange rates		0
Principal borrowings, ending balance			0
Cost
Reconciliation of borrowings
Principal borrowings, beginning balance	11,076	11,076	11,440
Principal borrowings and lease liabilities	11,057	10,670
Transfer on adoption of new accounting standard	$ (19)
Cash flows		(382)	(352)
Effects of movements in exchange rates		(6)	(12)
Other, principal borrowings		1
Principal borrowings, ending balance		$ 10,685	$ 11,076